Business Segment (Details) - Schedule of operations by business segment - USD ($) $ in Thousands	3 Months Ended		6 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022		Jun. 30, 2021		Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021		Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 14	$ 31	$ 79		$ 62		$ 93	$ 93	$ 120		$ 63
Earnings	(1,656)	(2,463)	(3,364)		(3,473)		(5,022)	(5,935)	(7,171)		(3,381)
Corporate and other Earnings			(31,716)	[1]	(6,388)	[1]			(30,199)	[2]	(5,333)	[2]
Interest income (expense) Earnings	(424)	(313)	826		512		(1,250)	(825)	(1,118)		61
Total Revenue	14	31	79		62		93	93	120		63
Total Earnings	(11,277)	(27,241)	(35,906)		(10,373)		(47,183)	(37,614)	(38,488)		(8,653)
FOXO Labs [Member]
Segment Reporting Information [Line Items]
Revenue	7	23	64		44		71	67	85		23
Earnings	(499)	(1,632)	(1,452)		(2,637)		(1,952)	(4,268)	(4,790)		(1,966)
FOXO Life [Member]
Segment Reporting Information [Line Items]
Revenue	7	8	15		18		22	26	35		40
Earnings	$ (1,157)	$ (831)	$ (1,912)		$ (836)		$ (3,070)	$ (1,667)	$ (2,381)		$ (1,415)

[1]	Corporate and other includes equity-based compensation expense of $1,690 and ($34) as well as depreciation expense of $86 and $46 for the six months ended June 30, 2022 and 2021, respectively. The Company previously had outstanding phantom equity units, which were cancelled during the year ended December 31, 2021, and recognized a deferred compensation liability associated with such units and remeasured the liability on a quarterly basis. Equity-based compensation expense recorded during the six months ended June 30, 2021 included remeasurements related to the phantom equity, and unfavorable remeasurements resulted in a cumulative reduction in expense during that period. For the six months ended June 30, 2022, equity-based compensation expense included $1,229 in costs related to the consulting agreement. The six months ended June 30, 2022 and 2021 also included $24,483 and $2,319 for the non-cash change in fair value of convertible debentures. See Note 5 for additional information.
[2]	Corporate and other includes equity-based compensation expense of $131 and $920 as well as depreciation expense of $98 and $1,074 for the years ended December 31, 2021 and 2020, respectively. The year ended December 31, 2021 also includes $21,703 for a non-cash change in fair value of convertible debentures and $400 for an investment impairment. See Notes 3, 4, 6, and 11 for additional information.